Shareholders' Equity (Details) - Schedule of equity-based awards recognized - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Details) - Schedule of equity-based awards recognized [Line Items]
Total share-based compensation expense	$ 4,750	$ 4,577	$ 976
Research and development [Member]
Shareholders' Equity (Details) - Schedule of equity-based awards recognized [Line Items]
Total share-based compensation expense	2,203	1,806	180
Marketing and business development [Member]
Shareholders' Equity (Details) - Schedule of equity-based awards recognized [Line Items]
Total share-based compensation expense	317	140	90
General and administrative expense [Member]
Shareholders' Equity (Details) - Schedule of equity-based awards recognized [Line Items]
Total share-based compensation expense	$ 2,230	$ 2,631	$ 706